THRIVENT MUTUAL FUNDS
625 Fourth Avenue South
Minneapolis, Minnesota 55415

July 5, 2005

Securities and Exchange Commission
Branch of Document Control
Room 1004
450 Fifth Street, N.W.
Washington, DC 20549

RE: Thrivent Mutual Funds
    1933 Act File No. 33-12911
    1940 Act File No. 811-5075

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-referenced Registrant certifies that the form of the prospectuses and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Form N-1A would not have differed from that contained in said registration statement, which was filed electronically on June 29, 2005.

Please direct any comments or questions concerning this certificate to me at (612) 340-7005.

Very truly yours,

/s/ John C. Bjork
John C. Bjork
Assistant Secretary